STOCKHOLDERS' EQUITY (Details)		1 Months Ended
	Jul. 02, 2021 $ / shares shares	Aug. 31, 2018 $ / shares shares	Sep. 30, 2024 Vote $ / shares shares	Dec. 31, 2023 Vote $ / shares shares	Dec. 31, 2022 $ / shares shares	Aug. 03, 2020 $ / shares shares
Class of Stock
Capital stock shares authorized						94,052,154
Common stock, shares authorized	150,000,000		150,000,000	150,000,000	150,000,000	50,000,000
Common stock, par value | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000		10,000,000	10,000,000	10,000,000
Preferred stock, par value | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity, shares authorized						44,052,154
Temporary equity, par value | $ / shares						$ 0.0001
Conversion of stock shares issued	14,182,854
Number of votes for each share of common stock | Vote			1	1
IPO
Class of Stock
Number of shares issued	9,984,463
RA Capital Healthcare Fund, L.P
Class of Stock
Number of shares issued		241,467
Share price | $ / shares		$ 0.0012
Series Seed Redeemable Convertible Preferred Stock
Class of Stock
Temporary equity, shares authorized						4,000,000
Series A Redeemable Convertible Preferred Stock
Class of Stock
Temporary equity, shares authorized						40,052,154